UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F
FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  December 31, 2008
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one):[  ] is a restatement.
				[  ] adds new holdings entities.

Institutional Investment Manager Filing this Report:

Name:		Elliott & Associates, Inc.
Address:	101 W. Kirkwood
		Suite 230
		Bloomington, IN  47404

13F File Number: 28-4845

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person singing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Matthew K. Bradley
Title:		Vice President
Phone:		317-863-0311
Signature, Place, and Date of Signing:

    Matthew K. Bradley    Indianapolis, IN    February 9, 2009

Report Type (Check only one):

[ X]		13F HOLDINGS REPORT.

[  ]		13F NOTICE.

[  ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		74

Form 13F Information Table Value Total:		$69,286,000

List of Other Included Managers:

NONE


                                  TITLE                VALUE  SHARES/  SHRS/    INVS
NAME OF ISSUER                  OF CLASS     CUSIP    (x$1000)  PRN     PRN     DSCR
----------------------------------------- ----------  ---------------------------------
3M Company                         COM     88579Y101      1041   18100  SHRS    SOLE
Abbott Laboratories                COM     002824100       811   15200  SHRS    SOLE
Adobe Systems Inc                  COM     00724F101       700   32900  SHRS    SOLE
Aflac Inc                          COM     001055102      1047   22850  SHRS    SOLE
Allergan Inc.                      COM     001849010      1302   32300  SHRS    SOLE
American Movil SA                  ADR     02364W105      1086   35050  SHRS    SOLE
American Tower Corp                COM     029912201      1401   47800  SHRS    SOLE
Apache Corp                        COM     037411105       626    8400  SHRS    SOLE
Apple Corp.                        COM     037833105       220    2575  SHRS    SOLE
Bank of America                    COM     060505104       270   19150  SHRS    SOLE
Becton Dickinson & Co              COM     075887109       328    4800  SHRS    SOLE
Berkshire Hathaway Cl B            COM     084670207       453     141  SHRS    SOLE
Burlington Northern Sante Fe       COM     12189T104      1113   14700  SHRS    SOLE
China Mobile LTD                   ADR     16941M10       1088   21400  SHRS    SOLE
Cisco Systems Inc.                 COM     17275R102      2000  122700  SHRS    SOLE
Cognizant Tech Solutions           COM     192466102       441   24400  SHRS    SOLE
Colgate-Palmolive                  COM     194162103      1093   15950  SHRS    SOLE
Comp Vale do Rio Doce              ADR     204412209       647   53400  SHRS    SOLE
Consol Energy Inc                  COM     20854P109       795   27800  SHRS    SOLE
Copano Energy Llc                  COM     217202100       123   10500  SHRS    SOLE
Covance Inc                        COM     222816100      1855   40300  SHRS    SOLE
CVS Corporation Delaware           COM     126650100       842   29300  SHRS    SOLE
Danaher Corporation                COM     235851102       696   12300  SHRS    SOLE
Diageo PLC ADR                     ADR     386090302      1699   29950  SHRS    SOLE
Eaton Corporation                  COM     278058102       619   12450  SHRS    SOLE
Ecolab Inc.                        COM     278865100      1947   55400  SHRS    SOLE
EMC Corporation                    COM     268648102      1742  166400  SHRS    SOLE
Emerson Electric Company           COM     291011104       956   26100  SHRS    SOLE
Encana Corporation                 ADR     292505104       511   11000  SHRS    SOLE
Express 1 Expidited Solutions      COM     815801105        33   29000  SHRS    SOLE
Exxon Mobile Corp.                 COM     30231G102       279    3500  SHRS    SOLE
FedEx Corp                         COM     31428X106       988   15400  SHRS    SOLE
Fiserv Inc. Wisc.                  COM     337738108       835   22950  SHRS    SOLE
Fluor Corp.                        COM     343861100       754   16800  SHRS    SOLE
Foster Wheeler Ord                 COM     G36535139       245   10500  SHRS    SOLE
Gamestop Corp                      COM     36467W109       516   23800  SHRS    SOLE
General Cable Cp                   COM     369300108       547   30900  SHRS    SOLE
General Electric                   COM     369604103       926   57173  SHRS    SOLE
Genzyme Corp                       COM     372917104       385    5800  SHRS    SOLE
Henry Schein Inc                   COM     806407102      1108   30200  SHRS    SOLE
Hewlett-Packard Company            COM     428236103       900   24800  SHRS    SOLE
Honda Motor Co Ltd                 ADR     438128308       442   20700  SHRS    SOLE
HSBC Holdings PLC                  ADR     404280406       684   14050  SHRS    SOLE
J.P. Morgan Chase & Co.            COM     46625H100       503   15960  SHRS    SOLE
Johnson & Johnson                  COM     478160104      1562   26100  SHRS    SOLE
Marsh and McClennan Cos.           COM     571748102       449   18500  SHRS    SOLE
Marshall & Ilsley Corp             COM     571834100       195   14304  SHRS    SOLE
MasterCard                         COM     57636Q104      1601   11200  SHRS    SOLE
Microsoft Corporation              COM     594918104      1483   76300  SHRS    SOLE
Monsanto                           COM     61166W101      2377   33787  SHRS    SOLE
Nike Inc                           COM     654106103       826   16200  SHRS    SOLE
Norfolk Southern Corp              COM     655844108       941   20000  SHRS    SOLE
Novartis A G Spon ADR              ADR     66987V109      1582   31800  SHRS    SOLE
Paincare Holdings Inc              COM     69562E104         0   12050  SHRS    SOLE
PepsiCo Inc.                       COM     713448108      2257   41200  SHRS    SOLE
Petroleo Brasileiro                ADR     71654V408       206    8400  SHRS    SOLE
Procter & Gamble                   COM     742718109      2673   43234  SHRS    SOLE
Research In Motion LTD             ADR     760975102       457   11250  SHRS    SOLE
Roche Hldg Ltd                     ADR     771195104      1611   21050  SHRS    SOLE
Schlumberger Ltd.                  COM     806857108      1029   24300  SHRS    SOLE
Schwab Charles Corp                COM     808513105      1827  113000  SHRS    SOLE
Stryker Corp                       COM     863667101       991   24800  SHRS    SOLE
Supreme Industries, Inc.           COM     868607102        10   10812  SHRS    SOLE
Thermo Fisher Scientific           COM     883556102      1649   48400  SHRS    SOLE
Transocean                         COM     893817106       209    4423  SHRS    SOLE
United Commerce Bancorp            COM     909835100       210   20000  SHRS    SOLE
United Technologies Corp.          COM     913017109       809   15100  SHRS    SOLE
Valero Energy Corp New             COM     91913Y100       868   40100  SHRS    SOLE
Verizon Communications             COM     92343V104      2495   73600  SHRS    SOLE
VF Corporation                     COM     918204108      2048   37400  SHRS    SOLE
Waste Management Inc Del           COM     94196L109       958   28900  SHRS    SOLE
Wells Fargo & Co                   COM     949746101       537   18200  SHRS    SOLE
Williams Companies, Inc.           COM     969457100       217   15000  SHRS    SOLE
XTO Energy                         COM     98385X106       612   17350  SHRS    SOLE
